Share-Based Compensation (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Mar. 10, 2016 ILS (₪) ₪ / shares shares	Mar. 10, 2016 USD ($) shares	Aug. 04, 2015 shares	Apr. 30, 2019 ILS (₪) shares	Apr. 30, 2019 USD ($) $ / shares shares	Jun. 25, 2018 ILS (₪) shares	Jun. 25, 2018 USD ($) $ / shares shares	Feb. 29, 2016 ILS (₪) ₪ / shares shares	Feb. 29, 2016 USD ($) shares	May 28, 2015 ILS (₪) ₪ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 $ / shares		Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 $ / shares		Dec. 31, 2017 ₪ / shares	Oct. 29, 2017 ₪ / shares	Oct. 29, 2017 $ / shares	Feb. 27, 2017 ₪ / shares	Mar. 10, 2016 $ / shares	Feb. 29, 2016 $ / shares	Jul. 31, 2014 ₪ / shares	Feb. 28, 2013 $ / shares
Share-Based Compensation (Textual)
Directors' remuneration expense | ₪										₪ 80
Exercise price per share | ₪ / shares																		₪ 1.5		₪ 1.5			₪ 0.9
Share options outstanding weighted average remaining contractual life											4 years 2 months 23 days	4 years 2 months 23 days		5 years 10 months 10 days	5 years 10 months 10 days
Share price (NIS) | (per share)												$ 24.07	[1],[2]		$ 23.6	[1]	₪ 0.45
American Depository Shares [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement				4,320,000	4,320,000	5,228,400	5,228,400
Share price (NIS) | ₪ / shares											₪ 24.07			₪ 23.6
USD [Member]
Share-Based Compensation (Textual)
Exercise price per share | $ / shares																			$ 0.38					$ 1.5
USD [Member] | American Depository Shares [Member]
Share-Based Compensation (Textual)
Share price (NIS) | $ / shares												$ 6.66			$ 6.3
Board Member [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement				108,000	108,000	130,710	130,710
Fair value of options granted | ₪				₪ 1,414		₪ 1,627
Description of share-based payment arrangement				Three years	Three years	Four years	Four years
Board Member [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $					$ 391		$ 450
Exercise price per share | $ / shares					$ 7.976		$ 3.45
Dr. Babecoff [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement			5,929,503
Issued and paid up capital, percentage										2.50%
Officers and employees [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement	3,780,000	3,780,000
Fair value of options granted | ₪	₪ 1,127
Description of share-based payment arrangement	The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Percentage of option exercise price	130.00%	130.00%
Fair value of options granted price per share | ₪ / shares	₪ 0.298
External advisor [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement	100,000	100,000
Fair value of options granted | ₪	₪ 22
Exercise price per share | ₪ / shares	₪ 0.746
External advisor [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $		$ 6
Exercise price per share | $ / shares																					$ 0.19
CEO [Member]
Share-Based Compensation (Textual)
Fair value of options granted | ₪										₪ 1,671
Issued and paid up capital, percentage										2.50%
Percentage of option exercise price										130.00%
Fair value of options granted price per share | ₪ / shares										₪ 0.28
Four external advisors [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement								350,000	350,000
Fair value of options granted | ₪								₪ 84
Description of share-based payment arrangement								The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Exercise price per share | ₪ / shares								₪ 0.746
Four external advisors [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $									$ 22
Exercise price per share | $ / shares																						$ 0.19
Plan [Member]
Share-Based Compensation (Textual)
Share-based payment of option vested period											10 years	10 years
Description of share-based payment arrangement											The options generally vest over a period of three or four years.	The options generally vest over a period of three or four years.
Board Member 1 [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement				215,833	215,833
Fair value of options granted | ₪				₪ 2,826
Description of share-based payment arrangement				The Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).	The Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).
Board Member 1 [Member] | American Depository Shares [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement				8,633,310	8,633,310
Board Member 1 [Member] | USD [Member]
Share-Based Compensation (Textual)
Fair value of options granted | $					$ 782

[1]	ADS - NIS 23.6 ($6.3)
[2]	ADS - NIS 24.07 ($ 6.66)